Trademarks, Goodwill and Other Intangibles	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

2. Trademarks, Goodwill and Other Intangibles

Trademarks and other intangibles, net consist of the following:

	March 31, 2015	December 31, 2014
Trademarks	$96,676,000	$96,662,000
Licensing agreements	2,000,000	2,000,000
Non-compete agreement	562,000	562,000
Copyrights and other intellectual property	190,000	190,000
Accumulated amortization	(1,892,000)	(1,735,000)
Net carrying amount	$97,536,000	$97,679,000

Amortization expense for intangible assets for the quarter ended March 31, 2015 (the “Current Quarter”) and the quarter ended March 31, 2014 (the “Prior Year Quarter”) was $157,000 and $132,000, respectively. The trademarks of the Isaac Mizrahi Brand, the Ripka Brand and the H Halston Brands have been determined to have indefinite useful lives and accordingly, consistent with Accounting Standards Codification (“ASC”) Topic 350, no amortization has been recorded in the Company’s unaudited condensed consolidated statements of operations.
The Company has $12.37 million of goodwill that represents the excess of the purchase price over the fair value of net assets acquired accounted for under the acquisition method of accounting relating to the acquisition of the Isaac Mizrahi Business. There was no change in goodwill during the Current Quarter.

5. Trademarks, Goodwill and Other Intangibles

Trademarks, and other intangibles, net consist of the following:

	December 31,
	2014	2013
Trademarks	$96,662,000	$44,500,000
Licensing agreements	2,000,000	2,000,000
Non-compete agreement	562,000	—
Copyrights and other intellectual property	190,000	—
Accumulated amortization, licensing and non-compete agreements	(1,735,000)	(1,192,000)
Net carrying amount	$97,679,000	$45,308,000

The following table presents amortization expense over the remaining useful lives of the definite lived intangible assets:

Year Ending December 31,	Amortization Expense
2015	$378,000
2016	99,000
2017	99,000
2018	99,000
2019	99,000
Thereafter	243,000
Total	$1,017,000

Amortization expense for intangible assets for the years ended December 31, 2014 and 2013 was $543,000 and $527,000, respectively. The trademarks of the Isaac Mizrahi Brand, the Ripka Brand and the H Halston Brands have been determined to have indefinite useful lives and, accordingly, consistent with ASC Topic 350, no amortization has been recorded in the Company’s consolidated statements of operations.
The Company has $12.4 million of goodwill that represents the excess of the purchase price over the fair value of net assets acquired accounted for under the acquisition method of accounting relating to the acquisition of the Isaac Mizrahi Business. There was no change in goodwill during the Current Year or Prior Year